Related-Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related-Party Transactions

NOTE 17 – RELATED-PARTY TRANSACTIONS

At December 31, 2015 and 2014, the Company had loans outstanding to executive officers, directors, significant stockholders, and their affiliates (related parties), in the amount of $5,032 and $2,754. Changes during 2015 were as follows:

2015
Balance at January 1, 2015	$2,754
New loans/advances	3,649
Effect of changes in composition of related parties	—
Repayments	(1,371)

Balance at December 31, 2015	$5,032

At December 31, 2015 and 2014, the Company had deposits from executive officers, directors, significant stockholders, and their affiliates (related parties), in the amount of $3,003 and $3,361.